PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net
Property and equipment, gross	$ 42,556,118	$ 11,025,383
Less: accumulated depreciation	(5,306,349)	(6,999,618)
Property and equipment, net	37,249,769	4,025,765
Depreciation expense	1,351,748	1,931,792	1,019,934
Impairment charge on property and equipment		3,695,805
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,709,615	3,162,265
Office equipment
Property and equipment, net
Property and equipment, gross	3,174,732	3,787,262
Furniture
Property and equipment, net
Property and equipment, gross	3,064,944	3,764,409
Vehicles
Property and equipment, net
Property and equipment, gross	310,320	311,447
Buildings
Property and equipment, net
Property and equipment, gross	34,112,577
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 183,930